Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

HARTFORD LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT I:

33-19944	HV-1915 - Green Prospectus
33-19944	HV-2138 - Green Prospectus
33-19947	HV-1009 - Light Blue Prospectus

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO:

33-19946	HV-1524 - G&W Dark Blue Prospectus
33-19949	HV-1009 - Light Blue Prospectus
33-59541	HV-2025 - Tax Sheltered Annuity - 403(b)

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-145655	HV-3739 - Rescission Product

Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

HARTFORD LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT I:

33-19944	HV-1915 - Green Prospectus
33-19944	HV-2138 - Green Prospectus
33-19947	HV-1009 - Light Blue Prospectus

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO:

33-19946	HV-1524 - G&W Dark Blue Prospectus
33-19949	HV-1009 - Light Blue Prospectus
33-59541	HV-2025 - Tax Sheltered Annuity - 403(b)

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-145655	HV-3739 - Rescission Product

FUND NAME CHANGE

Effective April 30, 2010, the following name change is made to your prospectus:

Old Name	New Name

Calvert Social Balanced Portfolio	Calvert VP SRI Balanced Portfolio

As a result of the change, all references to the Old Name in your prospectus are deleted and replaced with the New Name.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.